UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Global Equity Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 95.9%

	COMMON STOCKS – 95.9%

	Automobiles – 2.9%

210	Daimler AG	$16,108

425	General Motors Company	13,575
	Total Automobiles	29,683

	Banks – 9.2%

5,625	Barclays PLC	20,741

465	Citigroup Inc.	24,096

1,400	ING Groep N.V., Ordinary Shares	19,999

225	JPMorgan Chase & Co.	13,554

1,900	UniCredit SpA	15,023
	Total Banks	93,413

	Capital Markets – 2.0%

1,170	UBS AG	20,323

	Chemicals – 4.2%

160	Agrium Inc.	14,240

225	Koninklijke DSM NV	13,884

800	Nissan Chemical Industries Limited	14,165
	Total Chemicals	42,289

	Communication Equipment – 2.2%

1,750	LM Ericsson Telefonaktiebolaget, Sponsored ADR	22,215

	Consumer Finance – 2.4%

300	Capital One Financial Corporation	24,486

	Diversified Telecommunication Services – 2.1%

350	Nippon Telegraph and Telephone Corporation, ADR	21,767

	Food & Staples Retailing – 6.3%

525	Carrefour SA	16,220

300	CVS Caremark Corporation	23,877

730	Metro AG	24,046
	Total Food & Staples Retailing	64,143

	Food Products – 2.5%

2,850	Orkla ASA	25,773

	Household Durables – 1.5%

1,275	Sekisui House, Ltd.	15,020

Nuveen Investments	1

Nuveen NWQ Global Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 1.3%

115	Siemens AG, Sponsored ADR	$13,707

	Insurance – 5.1%

285	American International Group	15,396

175	AON PLC	15,342

300	Hartford Financial Services Group, Inc.	11,175

125	Swiss Re AG	9,970
	Total Insurance	51,883

	IT Services – 1.5%

450	VeriFone Holdings Inc., (2)	15,471

	Life Sciences Tools & Services – 1.6%

145	Bio-Rad Laboratories Inc., (2)	16,443

	Machinery – 4.9%

555	GEA Group AG	24,216

225	Ingersoll Rand Company Limited, Class A	12,681

225	PACCAR Inc.	12,797
	Total Machinery	49,694

	Media – 5.8%

1,140	Interpublic Group of Companies, Inc.	20,885

270	Time Warner Inc.	20,306

235	Viacom Inc., Class B	18,081
	Total Media	59,272

	Multi-Utilities – 1.9%

310	Target Corporation	19,431

	Oil, Gas & Consumable Fuels – 5.9%

165	Apache Corporation	15,489

425	Canadian Natural Resources Limited	16,507

1,175	INPEX Corporation	16,600

1,275	Talisman Energy Inc.	11,029
	Total Oil, Gas & Consumable Fuels	59,625

	Personal Products – 1.2%

1,000	Avon Products, Inc.	12,600

	Pharmaceuticals – 18.5%

375	AbbVie Inc.	21,660

1,125	Almirall SA	16,511

875	Impax Laboratories Inc., (2)	20,746

160	Jazz Pharmaceuticals, Inc., (2)	25,690

500	Otsuka Holdings Company KK	17,233

350	Pfizer Inc.	10,349

2	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

85	Roche Holdings AG, Sponsored ADR	$25,205

165	Sanofi-Synthelabo, SA	18,665

600	Teva Pharmaceutical Industries Limited, ADR	32,371
	Total Pharmaceuticals	188,430

	Real Estate Investment Trust – 0.9%

300	Weyerhaeuser Company	9,558

	Road & Rail – 1.4%

130	Union Pacific Corporation	14,095

	Semiconductors & Semiconductor Equipment – 6.1%

1,050	International Rectifier Corporation, (2)	41,202

1,100	Teradyne Inc.	21,329
	Total Semiconductors & Semiconductor Equipment	62,531

	Specialty Retail – 1.4%

930	Express Inc., (2)	14,517

	Tobacco – 3.1%

600	Japan Tobacco Inc.	19,514

150	Philip Morris International	12,510
	Total Tobacco	32,024
	Total Long-Term Investments (cost $972,499)	978,393
	Other Assets Less Liabilities – 4.1%	41,320
	Net Assets – 100%	$1,019,713

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$978,393	$—	$—	$978,393

Nuveen Investments	3

Nuveen NWQ Global Equity Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $974,969.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$50,435
Depreciation	(47,011)
Net unrealized appreciation (depreciation) of investments	$3,424

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

4	Nuveen Investments

Nuveen NWQ Global Equity Income Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 96.8%

	Automobiles – 3.4%

225	Daimler AG	$17,259

1,550	Ford Motor Company	22,924

600	General Motors Company	19,164
	Total Automobiles	59,347

	Banks – 8.9%

700	Citigroup Inc.	36,274

1,900	ING Groep N.V., Ordinary Shares	27,141

600	JPMorgan Chase & Co.	36,144

2,200	UniCredit SpA	17,395

700	Wells Fargo & Company	36,309
	Total Banks	153,263

	Capital Markets – 4.7%

1,600	Ares Capital Corporation	25,856

1,000	Bank New York Mellon	38,730

1,400	Medley Capital Corporation	16,534
	Total Capital Markets	81,120

	Chemicals – 2.1%

400	Agrium Inc.	35,559

	Communication Equipment – 3.2%

700	Cisco Systems, Inc.	17,619

2,900	LM Ericsson Telefonaktiebolaget, Sponsored ADR	36,813
	Total Communication Equipment	54,432

	Consumer Finance – 1.5%

325	Capital One Financial Corporation	26,527

	Containers & Packaging – 1.7%

675	Avery Dennison Corporation	30,139

	Diversified Financial Services – 2.7%

700	Deutsche Boerse AG	47,151

	Diversified Telecommunication Services – 4.2%

775	Nippon Telegraph and Telephone Corporation, ADR	48,199

3,100	TDC A/S	23,544
	Total Diversified Telecommunication Services	71,743

Nuveen Investments	5

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 0.5%

250	Abengoa Yield PLC, (2)	$8,895

	Food & Staples Retailing – 3.0%

550	CVS Caremark Corporation	43,775

250	Metro AG	8,235
	Total Food & Staples Retailing	52,010

	Food Products – 1.1%

2,000	Orkla ASA	18,086

	Industrial Conglomerates – 2.5%

650	General Electric Company	16,653

850	Koninklijke Philips Electronics NV	27,124
	Total Industrial Conglomerates	43,777

	Insurance – 10.1%

50	Allianz AG ORD Shares	8,106

950	American International Group	51,319

600	Hartford Financial Services Group, Inc.	22,350

600	Swiss Re AG	47,858

1,300	Unum Group	44,694
	Total Insurance	174,327

	Media – 11.5%

2,500	Interpublic Group of Companies, Inc.	45,800

1,500	National CineMedia, Inc.	21,765

450	ProSiebenSat.1 Media AG	17,932

250	RTL Group SA	21,399

750	Time Warner Inc., (3)	56,408

450	Viacom Inc., Class B	34,623
	Total Media	197,927

	Metals & Mining – 0.3%

1,400	AuRico Gold Inc., (3)	4,886

	Oil, Gas & Consumable Fuels – 7.1%

400	Phillips 66	32,524

900	Royal Dutch Shell PLC, Class A, ADR	34,411

550	Suncor Energy, Inc.	19,883

550	Total SA, Sponsored ADR	35,741
	Total Oil, Gas & Consumable Fuels	122,559

	Pharmaceuticals – 16.9%

650	AbbVie Inc.	37,544

350	AstraZeneca PLC	25,004

2,300	GlaxoSmithKline PLC, Sponsored ADR	52,686

6	Nuveen Investments

Shares	Description (1)			Value

	Pharmaceuticals (continued)

1,775	Pfizer Inc.			$52,487

115	Roche Holdings AG, Sponsored ADR			34,101

325	Sanofi-Synthelabo, SA			36,763

1,000	Teva Pharmaceutical Industries Limited, Sponsored ADR			53,750
	Total Pharmaceuticals			292,335

	Real Estate Investment Trust – 1.9%

1,000	PennyMac Mortgage Investment Trust			21,430

700	Redwood Trust Inc.			11,606
	Total Real Estate Investment Trust			33,036

	Semiconductors & Semiconductor Equipment – 3.5%

550	Analog Devices, Inc.			27,220

700	Microchip Technology Incorporated			33,061
	Total Semiconductors & Semiconductor Equipment			60,281

	Software – 4.0%

1,050	Microsoft Corporation, (3)			48,678

550	Oracle Corporation			21,054
	Total Software			69,732

	Tobacco – 1.5%

600	Imperial Tobacco Group			25,912

	Wireless Telecommunication Services – 0.5%

2,600	Vodafone Group PLC			8,615
	Total Common Stocks (cost $1,405,731)			1,671,659

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.7%

	Diversified Telecommunication Services – 0.7%

250	IntelSat SA	5.750%	N/R	$11,870
	Total Convertible Preferred Securities (cost $14,438)			11,870

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.9%

	Banks – 0.9%

625	Texas Capital Bancshares	6.500%	BB+	$15,025
	Total $25 Par (or similar) Retail Preferred (cost $13,589)			15,025

Nuveen Investments	7

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.1%

	Banks – 1.1%

20,000	JPMorgan Chase & Company	6.000%	8/01/64	BBB	$19,675
	Total $1,000 Par (or similar) Institutional Preferred (cost $20,068)				19,675
	Total Long-Term Investments (cost $1,453,826)				1,718,229
	Other Assets Less Liabilities – 0.5%				8,976
	Net Assets – 100%				$1,727,205

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of Contracts	Description	Notional Amount (6)	Expiration Date	Strike Price	Value (5)

(12)	Aurico Gold Inc.	$(6,000)	12/20/14	$5.0	$(90)

(3)	Microsoft Corporation	(13,800)	11/22/14	46.0	(396)

(1)	Time Warner Inc.	(8,000)	10/18/14	80.0	(60)
(16)	Total Options Written (premiums received $844)	$(27,800)			$(546)

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,671,659	$—	$—	$1,671,659
Convertible Preferred Securities	11,870	—	—	11,870
$25 Par (or similar) Retail Preferred	15,025	—	—	15,025
$1,000 Par (or similar) Institutional Preferred	—	19,675	—	19,675
Investments in Derivatives:
Options Written	(546)	—	—	(546)
Total	$1,698,008	$19,675	$—	$1,717,683

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

8	Nuveen Investments

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $1,454,099.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$311,186
Depreciation	(47,056)
Net unrealized appreciation (depreciation) of investments	$264,130

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investments, or portion of investment, has been pledged as collateral for options written during and/or as of the end of the reporting period.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

Nuveen Investments	9

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Automobiles – 4.2%

135,600	Ford Motor Company	$2,005,524

134,200	General Motors Company	4,286,348
	Total Automobiles	6,291,872

	Banks – 10.6%

50,200	CIT Group Inc.	2,307,192

127,200	Citigroup Inc.	6,591,504

60,000	JPMorgan Chase & Co.	3,614,400

40,450	Privatebancorp, Inc.	1,209,860

78,200	Zions Bancorporation	2,272,492
	Total Banks	15,995,448

	Capital Markets – 2.7%

147,600	FBR Capital Markets Corporation, (2)	4,061,952

	Containers & Packaging – 1.5%

49,500	Avery Dennison Corporation	2,210,175

	Diversified Telecommunication Services – 0.8%

28,800	CenturyLink Inc.	1,177,632

	Energy Equipment & Services – 3.6%

575,600	Key Energy Services Inc., (2)	2,785,904

468,600	McDermott International Inc., (2)	2,680,392
	Total Energy Equipment & Services	5,466,296

	Food & Staples Retailing – 1.2%

285,900	Metro AG, (3)	1,883,824

	Food Products – 1.9%

316,000	Orkla ASA, (3)	2,869,280

	Hotels, Restaurants & Leisure – 2.5%

105,650	Norwegian Cruise Line Holdings Limited, (2)	3,805,513

	Independent Power Producers & Energy Traders – 2.2%

108,100	NRG Energy Inc.	3,294,888

	Insurance – 14.5%

57,500	American International Group	3,106,150

48,900	AON PLC	4,287,063

121,350	Hartford Financial Services Group, Inc.	4,520,287

56,400	Loews Corporation	2,349,624

10	Nuveen Investments

Shares	Description (1)	Value

	Insurance (continued)

37,037	Reinsurance Group of America Inc.	$2,967,775

134,300	Unum Group	4,617,234
	Total Insurance	21,848,133

	Internet Software & Services – 1.2%

32,200	eBay Inc., (2)	1,823,486

	IT Services – 1.8%

78,800	VeriFone Holdings Inc., (2)	2,709,144

	Life Sciences Tools & Services – 2.3%

30,200	Bio-Rad Laboratories Inc., (2)	3,424,680

	Machinery – 3.1%

41,900	Ingersoll Rand Company Limited, Class A	2,361,484

39,600	PACCAR Inc.	2,252,250
	Total Machinery	4,613,734

	Media – 4.7%

240,600	Interpublic Group of Companies, Inc.	4,407,792

35,197	Viacom Inc., Class B	2,708,057
	Total Media	7,115,849

	Metals & Mining – 0.7%

91,099	AngloGold Ashanti Limited, Sponsored ADR	1,093,188

	Multi-Utilities – 2.1%

50,600	Target Corporation	3,171,608

	Oil, Gas & Consumable Fuels – 10.5%

52,800	Apache Corporation	4,956,336

36,900	Canadian Natural Resources Limited	1,433,196

142,300	Denbury Resources Inc.	2,138,769

27,500	Occidental Petroleum Corporation	2,644,125

535,100	Talisman Energy Inc.	4,628,615
	Total Oil, Gas & Consumable Fuels	15,801,041

	Personal Products – 1.2%

146,850	Avon Products, Inc.	1,850,310

	Pharmaceuticals – 9.4%

65,900	Impax Laboratories Inc., (2)	1,562,489

135,000	Pfizer Inc.	3,991,950

53,000	Sanofi-Aventis	2,990,790

102,900	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,530,875
	Total Pharmaceuticals	14,076,104

Nuveen Investments	11

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Real Estate Investment Trust – 3.6%

127,600	Brandywine Realty Trust			$1,795,332

110,700	PennyMac Mortgage Investment Trust			2,372,301

74,500	Redwood Trust Inc.			1,235,210
	Total Real Estate Investment Trust			5,402,843

	Semiconductors & Semiconductor Equipment – 3.1%

241,100	Teradyne Inc.			4,674,929

	Software – 8.6%

146,177	CA Inc.			4,084,185

99,000	Microsoft Corporation			4,589,640

110,000	Oracle Corporation			4,210,800
	Total Software			12,884,625

	Specialty Retail – 1.5%

142,500	Express Inc., (2)			2,224,425
	Total Long-Term Investments (cost $122,135,152)			149,770,979

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.8%

$1,164	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $1,163,889, collateralized by $1,195,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $1,192,013	0.000%	10/01/14	$1,163,889
	Total Short-Term Investments (cost $1,163,889)			1,163,889
	Total Investments (cost $123,299,041) – 100.3%			150,934,868
	Other Assets Less Liabilities – (0.3)%			(522,598)
	Net Assets – 100%			$150,412,270

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

12	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$145,017,875	$4,753,104	$—	$149,770,979
Short-Term Investments:
Repurchase Agreements	—	1,163,889	—	1,163,889
Total	$145,017,875	$5,916,993	$—	$150,934,868

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(2,869,280)	$2,869,280	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $124,456,256.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$37,575,477
Depreciation	(11,096,865)
Net unrealized appreciation (depreciation) of investments	$26,478,612

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	13

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.7%

	COMMON STOCKS – 100.7%

	Aerospace & Defense – 1.5%

59,330	Raytheon Company	$6,029,115

	Automobiles – 4.5%

400,000	Ford Motor Company	5,916,000

360,400	General Motors Company	11,511,176
	Total Automobiles	17,427,176

	Banks – 14.4%

145,000	CIT Group Inc.	6,664,200

328,420	Citigroup Inc.	17,018,724

189,220	JPMorgan Chase & Co.	11,398,613

56,300	PNC Financial Services Group, Inc.	4,818,154

205,430	Wells Fargo & Company	10,655,654

204,900	Zions Bancorporation	5,954,394
	Total Banks	56,509,739

	Capital Markets – 1.5%

32,500	Goldman Sachs Group, Inc.	5,966,025

	Chemicals – 1.8%

77,510	Agrium Inc.	6,898,390

	Communication Equipment – 1.8%

285,100	Cisco Systems, Inc.	7,175,967

	Consumer Finance – 2.1%

99,430	Capital One Financial Corporation	8,115,477

	Diversified Telecommunication Services – 0.8%

77,200	CenturyLink Inc.	3,156,708

	Energy Equipment & Services – 1.6%

99,000	Baker Hughes Incorporated	6,440,940

	Food & Staples Retailing – 3.0%

87,000	CVS Caremark Corporation	6,924,330

748,900	Metro AG, (3)	4,934,577
	Total Food & Staples Retailing	11,858,907

	Hotels, Restaurants & Leisure – 1.7%

185,948	Norwegian Cruise Line Holdings Limited, (2)	6,697,847

	Independent Power Producers & Energy Traders – 2.2%

281,250	NRG Energy Inc.	8,572,500

14	Nuveen Investments

Shares	Description (1)	Value

	Insurance – 14.6%

150,700	American International Group	$8,140,814

123,573	AON PLC	10,833,645

294,100	Hartford Financial Services Group, Inc.	10,955,225

138,631	Loews Corporation	5,775,367

171,780	MetLife, Inc.	9,228,022

352,380	Unum Group	12,114,824
	Total Insurance	57,047,897

	Internet Software & Services – 1.2%

84,000	eBay Inc., (2)	4,756,920

	Machinery – 3.0%

103,670	Ingersoll Rand Company Limited, Class A	5,842,841

102,000	PACCAR Inc.	5,801,250
	Total Machinery	11,644,091

	Media – 6.3%

473,890	Interpublic Group of Companies, Inc.	8,681,665

102,200	Time Warner Inc.	7,686,462

108,220	Viacom Inc., Class B	8,326,447
	Total Media	24,694,574

	Metals & Mining – 0.8%

258,051	AngloGold Ashanti Limited, Sponsored ADR	3,096,612

	Multi-Utilities – 1.9%

117,800	Target Corporation	7,383,704

	Oil, Gas & Consumable Fuels – 13.2%

140,830	Apache Corporation	13,219,712

182,450	Canadian Natural Resources Limited	7,086,358

129,295	Occidental Petroleum Corporation	12,431,714

61,000	Phillips 66	4,959,910

1,608,970	Talisman Energy Inc.	13,917,591
	Total Oil, Gas & Consumable Fuels	51,615,285

	Personal Products – 1.3%

398,200	Avon Products, Inc.	5,017,320

	Pharmaceuticals – 8.0%

333,100	Pfizer Inc.	9,849,767

127,600	Sanofi-Aventis	7,200,468

266,430	Teva Pharmaceutical Industries Limited, Sponsored ADR	14,320,612
	Total Pharmaceuticals	31,370,847

	Road & Rail – 1.5%

52,580	Union Pacific Corporation	5,700,724

Nuveen Investments	15

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 2.4%

489,000	Teradyne Inc.			$9,481,710

	Software – 8.7%

397,265	CA Inc.			11,099,584

260,000	Microsoft Corporation			12,053,600

283,000	Oracle Corporation			10,833,240
	Total Software			33,986,424

	Tobacco – 0.9%

42,520	Philip Morris International			3,546,168
	Total Long-Term Investments (cost $273,647,147)			394,191,067

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.5%

$1,941	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $1,940,568, collateralized by $1,985,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $1,980,038	0.000%	10/01/14	$1,940,568
	Total Short-Term Investments (cost $1,940,568)			1,940,568
	Total Investments (cost $275,587,715) – 101.2%			396,131,635
	Other Assets Less Liabilities – (1.2)%			(4,631,191)
	Net Assets – 100%			$391,500,444

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$389,256,490	$4,934,577	$—	$394,191,067
Short-Term Investments:
Repurchase Agreements	—	1,940,568	—	1,940,568
Total	$389,256,490	$6,875,145	$—	$396,131,635

16	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $278,659,146.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$125,843,084
Depreciation	(8,370,595)
Net unrealized appreciation (depreciation) of investments	$117,472,489

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	17

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.4%

	COMMON STOCKS – 97.4%

	Aerospace & Defense – 3.9%

18,010	Astronics Corporation, (2)	$858,707

39,425	Orbital Sciences Corporation, (2)	1,096,015
	Total Aerospace & Defense	1,954,722

	Banks – 10.8%

11,315	Capital Bank Financial Corporation, Class A Shares	270,202

20,705	Pacwest Bancorp	853,667

24,905	Privatebancorp, Inc.	744,909

22,330	Texas Capital BancShares, Inc., (2)	1,287,994

50,805	Western Alliance Bancorporation, (2)	1,214,240

34,690	Zions Bancorporation	1,008,091
	Total Banks	5,379,103

	Building Products – 0.5%

21,318	Griffon Corporation	242,812

	Communication Equipment – 4.2%

62,740	JDS Uniphase Corporation, (2)	803,072

143,170	Mitel Networks Corporation, (2)	1,310,006
	Total Communication Equipment	2,113,078

	Containers & Packaging – 1.8%

20,680	Avery Dennison Corporation	923,362

	Electrical Equipment – 1.7%

14,160	EnerSys	830,342

	Electronic Equipment, Instruments & Components – 4.0%

32,505	Coherent Inc., (2)	1,994,832

	Energy Equipment & Services – 4.3%

243,355	Key Energy Services Inc., (2)	1,177,838

168,835	McDermott International Inc., (2)	965,736
	Total Energy Equipment & Services	2,143,574

	Food Products – 3.2%

178,155	Orkla ASA, (3)	1,617,647

	Gas Utilities – 1.8%

19,470	Laclede Group Inc.	903,408

	Household Durables – 0.9%

4,410	Harman International Industries Inc.	432,356

18	Nuveen Investments

Shares	Description (1)	Value

	Insurance – 5.8%

32,135	Axis Capital Holdings Limited	$1,520,949

17,475	Reinsurance Group of America Inc.	1,400,272
	Total Insurance	2,921,221

	IT Services – 2.5%

10,530	Euronet Worldwide, Inc., (2)	503,229

21,390	VeriFone Holdings Inc., (2)	735,388
	Total IT Services	1,238,617

	Life Sciences Tools & Services – 5.2%

12,365	Bio-Rad Laboratories Inc., (2)	1,402,191

64,745	Bruker Biosciences Corporation, (2)	1,198,754
	Total Life Sciences Tools & Services	2,600,945

	Machinery – 5.3%

18,640	Actuant Corporation	568,893

25,985	Albany International Corporation, Class A	884,529

25,625	Woodward Governor Company	1,220,263
	Total Machinery	2,673,685

	Oil, Gas & Consumable Fuels – 5.1%

9,250	Carrizo Oil & Gas, Inc., (2)	497,835

52,790	Comstock Resources Inc.	982,950

70,085	Denbury Resources Inc.	1,053,377
	Total Oil, Gas & Consumable Fuels	2,534,162

	Paper & Forest Products – 9.0%

16,114	Clearwater Paper Corporation, (2)	968,612

12,125	Deltic Timber Corporation	755,630

63,605	Glatfelter	1,396,130

101,325	Louisiana-Pacific Corporation, (2)	1,377,007
	Total Paper & Forest Products	4,497,379

	Personal Products – 4.5%

80,735	Elizabeth Arden, Inc., (2)	1,351,504

33,455	Inter Parfums, Inc.	920,013
	Total Personal Products	2,271,517

	Pharmaceuticals – 2.0%

6,285	Jazz Pharmaceuticals, Inc., (2)	1,009,120

	Real Estate Investment Trust – 1.7%

58,660	Brandywine Realty Trust	825,346

	Real Estate Management & Development – 3.7%

104,795	Forestar Real Estate Group Inc., (2)	1,856,967

Nuveen Investments	19

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 14.1%

194,965	Lattice Semiconductor Corporation, (2)			$1,462,238

79,820	Microsemi Corporation, (2)			2,028,226

15,130	MKS Instruments Inc.			505,040

84,905	Rambus Inc., (2)			1,059,614

103,080	Teradyne Inc.			1,998,721
	Total Semiconductors & Semiconductor Equipment			7,053,839

	Trading Companies & Distributors – 1.4%

8,945	WESCO International Inc., (2)			700,036
	Total Long-Term Investments (cost $42,607,802)			48,718,070

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

$634	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $634,425, collateralized by $650,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $648,375	0.000%	10/01/14	$634,425
	Total Short-Term Investments (cost $634,425)			634,425
	Total Investments (cost $43,242,227) – 98.6%			49,352,495
	Other Assets Less Liabilities – 1.4%			675,816
	Net Assets – 100%			$50,028,311

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$47,100,423	$1,617,647	$—	$48,718,070
Short-Term Investments:
Repurchase Agreements	—	634,425	—	634,425
Total	$47,100,423	$2,252,072	$—	$49,352,495

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers in or out of an assigned level

20	Nuveen Investments

within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(1,617,647)	$1,617,647	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $43,364,892.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$8,812,421
Depreciation	(2,824,818)
Net unrealized appreciation (depreciation) of investments	$5,987,603

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

Nuveen Investments	21

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 91.9%

	COMMON STOCKS – 91.9%

	Aerospace & Defense – 6.4%

177,042	Astronics Corporation, (2)	$8,441,344

63,005	Esterline Technologies Corporation, (2)	7,010,566

286,895	Orbital Sciences Corporation, (2)	7,975,681
	Total Aerospace & Defense	23,427,591

	Auto Components – 2.2%

710,147	Stoneridge Inc., (2)	8,003,357

	Banks – 8.5%

89,965	Capital Bank Financial Corporation, Class A Shares	2,148,364

155,555	Pacwest Bancorp	6,413,533

180,405	Privatebancorp, Inc.	5,395,914

140,805	Texas Capital BancShares, Inc., (2)	8,121,632

395,830	Western Alliance Bancorporation, (2)	9,460,337
	Total Banks	31,539,780

	Building Products – 0.5%

149,774	Griffon Corporation	1,705,926

	Chemicals – 1.0%

301,667	Landec Corporation, (2)	3,695,421

	Communication Equipment – 2.6%

1,029,845	Mitel Networks Corporation, (2)	9,423,082

	Electrical Equipment – 1.4%

87,850	EnerSys	5,151,524

	Electronic Equipment, Instruments & Components – 7.0%

235,970	Coherent Inc., (2)	14,481,479

741,520	GSI Group, Inc., (2)	8,520,064

75,131	Methode Electronics, Inc.	2,770,080
	Total Electronic Equipment, Instruments & Components	25,771,623

	Energy Equipment & Services – 3.8%

1,740,075	Key Energy Services Inc., (2)	8,421,963

1,004,325	McDermott International Inc., (2)	5,744,739
	Total Energy Equipment & Services	14,166,702

	Gas Utilities – 1.5%

116,795	Laclede Group Inc.	5,419,288

22	Nuveen Investments

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.2%

128,695	Analogic Corporation	$8,231,332

	Household Durables – 2.9%

30,100	Harman International Industries Inc.	2,951,004

511,194	Hooker Furniture Corporation	7,775,261
	Total Household Durables	10,726,265

	IT Services – 0.8%

64,586	Euronet Worldwide, Inc., (2)	3,086,565

	Machinery – 2.4%

255,695	Albany International Corporation, Class A	8,703,858

	Metals & Mining – 2.0%

245,515	Materion Corporation	7,529,945

	Oil, Gas & Consumable Fuels – 3.4%

64,505	Carrizo Oil & Gas, Inc., (2)	3,471,659

478,840	Comstock Resources Inc.	8,916,001
	Total Oil, Gas & Consumable Fuels	12,387,660

	Paper & Forest Products – 10.1%

244,035	Boise Cascade Company, (2)	7,355,215

85,750	Deltic Timber Corporation	5,343,940

382,690	Glatfelter	8,400,045

672,240	Louisiana-Pacific Corporation, (2)	9,135,742

128,777	Neenah Paper, Inc.	6,886,994
	Total Paper & Forest Products	37,121,936

	Personal Products – 4.4%

571,120	Elizabeth Arden, Inc., (2)	9,560,549

248,819	Inter Parfums, Inc.	6,842,522
	Total Personal Products	16,403,071

	Pharmaceuticals – 3.5%

304,642	Impax Laboratories Inc., (2)	7,223,062

183,840	Sagent Pharmaceuticals Inc., (2)	5,717,424
	Total Pharmaceuticals	12,940,486

	Professional Services – 3.4%

438,614	GP Strategies Corporation, (2)	12,596,994

	Real Estate Investment Trust – 1.5%

381,965	Brandywine Realty Trust	5,374,247

	Real Estate Management & Development – 3.7%

776,040	Forestar Real Estate Group Inc., (2)	13,751,429

Nuveen Investments	23

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Road & Rail – 2.7%

565,268	Marten Transport, Ltd.			$10,067,423

	Semiconductors & Semiconductor Equipment – 12.9%

627,545	Entegris Inc., (2)			7,216,767

549,150	Integrated Device Technology, Inc., (2)			8,758,942

93,604	International Rectifier Corporation, (2)			3,673,021

1,277,580	Lattice Semiconductor Corporation, (2)			9,581,850

582,385	Microsemi Corporation, (2)			14,798,403

108,170	MKS Instruments Inc.			3,610,715
	Total Semiconductors & Semiconductor Equipment			47,639,698

	Specialty Retail – 0.9%

221,700	Express Inc., (2)			3,460,737

	Thrifts & Mortgage Finance – 0.2%

44,070	HomeStreet Inc.			753,156
	Total Long-Term Investments (cost $304,684,283)			339,079,096

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.2%

$22,854	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $22,853,570, collateralized by $23,370,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $23,311,575	0.000%	10/01/14	$22,853,570
	Total Short-Term Investments (cost $22,853,570)			22,853,570
	Total Investments (cost $327,537,853) – 98.1%			361,932,666
	Other Assets Less Liabilities – 1.9%			7,066,042
	Net Assets – 100%			$368,998,708

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

24	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$339,079,096	$—	$—	$339,079,096
Short-Term Investments:
Repurchase Agreements	—	22,853,570	—	22,853,570
Total	$339,079,096	$22,853,570	$—	$361,932,666

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $328,854,523.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$52,801,755
Depreciation	(19,723,612)
Net unrealized appreciation (depreciation) of investments	$33,078,143

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	25

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.1%

	COMMON STOCKS – 99.1%

	Aerospace & Defense – 1.9%

129,727	Triumph Group Inc.	$8,438,741

	Auto Components – 2.0%

395,019	Goodyear Tire & Rubber Company	8,921,504

	Automobiles – 3.7%

516,486	General Motors Company	16,496,563

	Banks – 5.5%

243,553	CIT Group Inc.	11,193,696

386,522	Citizens Financial Group Inc, (2)	9,052,345

1,080,341	Sumitomo Mitsui Trust Holdings, Sponsored ADR, (3)	4,440,202
	Total Banks	24,686,243

	Capital Markets – 2.1%

536,138	UBS AG	9,312,717

	Chemicals – 2.1%

103,752	Agrium Inc.	9,233,928

	Communication Equipment – 2.5%

445,876	Cisco Systems, Inc.	11,222,699

	Computers & Peripherals – 1.1%

49,124	Western Digital Corporation	4,780,748

	Construction & Engineering – 1.3%

309,792	KBR Inc.	5,833,383

	Consumer Finance – 2.0%

380,678	Ally Financial Inc., (2)	8,808,889

	Diversified Financial Services – 1.9%

366,227	Leucadia National Corporation.	8,730,852

	Diversified Telecommunication Services – 2.1%

231,579	CenturyLink Inc.	9,469,265

	Electric Utilities – 5.1%

651,044	AES Corporation	9,231,804

182,190	Exelon Corporation	6,210,857

216,272	FirstEnergy Corp.	7,260,251
	Total Electric Utilities	22,702,912

	Electronic Equipment, Instruments & Components – 4.3%

516,552	Ingram Micro, Inc., Class A., (2)	13,332,207

26	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

102,251	Tech Data Corporation, (2)	$6,018,494
	Total Electronic Equipment, Instruments & Components	19,350,701

	Food Products – 7.6%

87,824	Archer-Daniels-Midland Company	4,487,806

87,106	Bunge Limited	7,336,938

843,773	Dean Foods Company	11,179,992

139,652	Fresh Del Monte Produce Inc.	4,454,899

90,544	Ingredion Inc.	6,862,330
	Total Food Products	34,321,965

	Health Care Providers & Services – 2.0%

110,388	Aetna Inc.	8,941,428

	Hotels, Restaurants & Leisure – 0.5%

367,794	Ruby Tuesday, Inc, (2)	2,166,307

	Industrial Conglomerates – 4.0%

704,069	General Electric Company	18,038,248

	Insurance – 7.1%

117,492	Ageas N.V., Sponsored ADR, (3)	3,866,074

170,621	American International Group	9,216,947

55,296	AON PLC	4,847,800

94,903	Axis Capital Holdings Limited	4,491,759

127,177	CNA Financial Corporation	4,836,541

410,704	MS&AD Insurance Group Holdings Inc., Unsponsored ADR, (3)	4,462,299
	Total Insurance	31,721,420

	Leisure Equipment & Products – 1.2%

155,133	Arctic Cat, Inc.	5,401,731

	Machinery – 3.1%

194,744	AGCO Corporation	8,853,062

550,737	Vallourec SA, Sponsored ADR, (3)	5,014,461
	Total Machinery	13,867,523

	Media – 6.5%

586,284	Interpublic Group of Companies, Inc.	10,740,723

394,950	Time Inc., (2)	9,253,679

122,682	Time Warner Inc.	9,226,913
	Total Media	29,221,315

	Metals & Mining – 2.5%

252,530	Freeport-McMoRan Copper & Gold, Inc.	8,245,104

416,880	Impala Platinum Holdings Limited, ADR, (3)	3,210,101
	Total Metals & Mining	11,455,205

Nuveen Investments	27

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 8.3%

528,843	Cabot Oil & Gas Corporation			$17,287,878

139,859	Royal Dutch Shell PLC, Class B, Sponsored ADR			11,065,644

138,089	Total SA, Sponsored ADR			8,899,836
	Total Oil, Gas & Consumable Fuels			37,253,358

	Pharmaceuticals – 8.6%

63,313	Bayer AG, Sponsored ADR, (3)			8,870,785

200,785	Impax Laboratories Inc., (2)			4,760,612

196,212	Merck & Co. Inc.			11,631,447

453,639	Pfizer Inc.			13,414,105
	Total Pharmaceuticals			38,676,949

	Road & Rail – 2.0%

285,338	CSX Corporation			9,147,936

	Software – 4.5%

286,355	Oracle Corporation			10,961,669

391,091	Symantec Corporation			9,194,550
	Total Software			20,156,219

	Specialty Retail – 3.6%

115,706	Best Buy Co., Inc.			3,886,565

212,525	CST Brands Inc.			7,640,274

151,177	DSW Inc.			4,551,939
	Total Specialty Retail			16,078,778
	Total Long-Term Investments (cost $402,701,679)			444,437,527

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.3%

$19,181	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $19,181,233, collateralized by $19,615,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $19,565,963	0.000%	10/01/14	$19,181,233
	Total Short-Term Investments (cost $19,181,233)			19,181,233
	Total Investments (cost $421,882,912) – 103.4%			463,618,760
	Other Assets Less Liabilities – (3.4)%			(15,339,978)
	Net Assets – 100%			$448,278,782

Fair Value Measurements

Fair value is defined as the price that would be receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

28	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$414,573,605	$29,863,922	$—	$444,437,527
Short-Term Investments:
Repurchase Agreements	—	19,181,233	—	19,181,233
Total	$414,573,605	$49,045,155	$—	$463,618,760

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments was $422,578,883.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$54,941,752
Depreciation	(13,901,875)
Net unrealized appreciation (depreciation) of investments	$41,039,877

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stocks classified as Level 2.

ADR	American Depositary Receipt.

Nuveen Investments	29

Nuveen Global Total Return Bond Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares		Description (1)	Coupon		Ratings (2)	Value

		LONG-TERM INVESTMENTS – 97.5%

		CONVERTIBLE PREFERRED SECURITIES – 0.4%

75		Bank of America Corporation	7.250%		BB	$85,988
		Total Convertible Preferred Securities (cost $63,225)				85,988

Shares		Description (1)	Coupon		Ratings (2)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.5%

		Banks – 0.8%

1,875		Citigroup Inc.	7.125%		BB+	$50,119

2,400		PNC Financial Services	6.125%		BBB–	65,544

2,000		Regions Financial Corporation	6.375%		BB–	48,980
		Total Banks				164,643

		Consumer Finance – 0.4%

3,000		Discover Financial Services	6.500%		BB–	75,630

		Insurance – 0.3%

2,400		Hartford Financial Services Group Inc.	7.875%		BB+	71,016
		Total $25 Par (or similar) Retail Preferred (cost $292,962)				311,289

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CORPORATE BONDS – 47.8%

		Auto Components – 0.7%

$45		American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	$47,363

50		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	50,250

40		TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	40,400
		Total Auto Components				138,013

		Automobiles – 1.5%

200	EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	277,240

30		General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	30,113
		Total Automobiles				307,353

		Banks – 7.8%

110		Bank of America Corporation	4.000%	4/01/24	A	111,146

100		Bank of America Corporation	4.200%	8/26/24	BBB+	99,135

45		CIT Group Inc.	5.000%	8/01/23	BB	44,663

95		Citigroup Inc.	4.500%	1/14/22	A	101,858

30		Citigroup Inc.	6.125%	8/25/36	A–	34,397

130		General Electric Capital Corporation	5.300%	2/11/21	AA	146,516

25		General Electric Capital Corporation	6.875%	1/10/39	AA+	33,647

30	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Banks (continued)

$200		HSBC Holdings PLC	6.375%	9/17/64	BBB	$199,750

25		HSBC Holdings PLC	6.800%	6/01/38	A+	32,069

40		JPMorgan Chase & Company	3.375%	5/01/23	A	38,318

45		JPMorgan Chase & Company	6.400%	5/15/38	A+	56,635

35		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	36,956

200		Santander UK PLC, 144A	5.000%	11/07/23	A–	209,831

200		Societe Generale, 144A	5.000%	1/17/24	BBB+	201,348

200		State Bank of India London, 144A	4.875%	4/17/24	BBB–	207,367

25		Wells Fargo & Company	3.450%	2/13/23	A+	24,566
		Total Banks				1,578,202

		Beverages – 1.0%

200		Coca-Cola Icecek AS, 144A	4.750%	10/01/18	BBB	208,810

		Building Products – 0.3%

60		Owens Corning Incorporated	4.200%	12/15/22	BBB–	61,064

		Capital Markets – 2.0%

125		Goldman Sachs Group, Inc.	6.000%	6/15/20	A	143,604

85		Goldman Sachs Group, Inc.	3.625%	1/22/23	A	84,378

30		Lazard Group LLC	4.250%	11/14/20	BBB+	31,363

75		Morgan Stanley	3.750%	2/25/23	A	74,903

75		Morgan Stanley	4.350%	9/08/26	BBB+	73,711
		Total Capital Markets				407,959

		Chemicals – 2.7%

25		Hexion US Finance	6.625%	4/15/20	B1	25,125

25		Huntsman International LLC, Convertible Bond, Series 2011	8.625%	3/15/21	B+	27,000

200		Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	204,000

25		Momentive Performance Materials Inc.	8.875%	10/15/20	D	22,406

200		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	208,040

50		Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	55,063
		Total Chemicals				541,634

		Consumer Finance – 1.0%

100		Capital One Bank	3.375%	2/15/23	Baa1	97,975

75		Discover Financial Services	5.200%	4/27/22	BBB+	82,116

13		First Data Corporation	6.750%	11/01/20	BB–	13,780
		Total Consumer Finance				193,871

		Containers & Packaging – 0.2%

50	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	43,640

Nuveen Investments	31

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Diversified Consumer Services – 0.9%

$20		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	$16,800

100	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	157,738
		Total Diversified Consumer Services				174,538

		Diversified Telecommunication Services – 1.8%

25		AT&T, Inc.	5.550%	8/15/41	A	27,159

35		Brasil Telecom SA, 144A	5.750%	2/10/22	BB+	32,729

20		CyrusOne LP Finance	6.375%	11/15/22	B+	20,900

100		IntelSat Jackson Holdings	6.625%	12/15/22	B–	101,000

65		Qwest Corporation	6.750%	12/01/21	BBB–	74,515

55		Verizon Communications	5.150%	9/15/23	A–	60,905

20		Verizon Communications	6.550%	9/15/43	A–	24,988

20		Windstream Corporation	6.375%	8/01/23	BB	19,300
		Total Diversified Telecommunication Services				361,496

		Electric Utilities – 1.1%

55		APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	55,064

25		Constellation Energy Group	5.150%	12/01/20	BBB+	27,679

50		FirstEnergy Corporation	4.250%	3/15/23	Baa3	49,709

100		NRG Yield Operating LLC, 144A	5.375%	8/15/24	BB+	100,500
		Total Electric Utilities				232,952

		Energy Equipment & Services – 1.9%

20		Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	20,891

50		Hercules Offshore LLC, 144A	7.500%	10/01/21	B	40,250

55		Nabors Industries Inc.	4.625%	9/15/21	BBB	59,111

30		Offshore Group Investment Limited	7.500%	11/01/19	B–	27,825

200		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	205,007

25		Weatherford International PLC	7.000%	3/15/38	BBB–	29,559
		Total Energy Equipment & Services				382,643

		Gas Utilities – 0.1%

25		AmeriGas Finance LLC	6.750%	5/20/20	Ba2	26,000

		Health Care Providers & Services – 0.5%

100		Davita Inc.	5.125%	7/15/24	B+	98,250

		Hotels, Restaurants & Leisure – 0.1%

25		Shearer’s Foods LLC, 144A	9.000%	11/01/19	B1	27,188

		Household Durables – 0.3%

50		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	51,875

		Independent Power & Renewable Electricity Producers – 0.7%

100		AES Corporation	7.375%	7/01/21	BB	112,000

32	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Independent Power & Renewable Electricity Producers (continued)

$20		GenOn Energy Inc.	9.500%	10/15/18	B	$20,800
		Total Independent Power & Renewable Electricity Producers				132,800

		Industrial Conglomerates – 1.1%

200		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	213,300

		Insurance – 0.9%

50		Genworth Holdings Inc.	4.800%	2/15/24	BBB–	51,296

30		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	32,298

100		Symetra Financial Corporation	4.250%	7/15/24	BBB+	100,492
		Total Insurance				184,086

		Machinery – 0.8%

55		Eaton Corporation	4.150%	11/01/42	A–	52,417

50		Ingersoll Rand	5.750%	6/15/43	BBB	59,070

40		Terex Corporation	6.000%	5/15/21	BB	41,600
		Total Machinery				153,087

		Media – 1.7%

20		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	19,125

20		Comcast Corporation	6.400%	5/15/38	A–	25,511

55		DIRECTV Holdings LLC	3.800%	3/15/22	BBB	55,900

50		Gannett Company Inc.	5.125%	7/15/20	BB+	50,125

30		NBC Universal Media LLC	4.375%	4/01/21	A–	32,681

70		News America Holdings Inc.	6.650%	11/15/37	BBB+	87,744

45		SES SA, 144A	3.600%	4/04/23	BBB	45,355

25	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	22,490
		Total Media				338,931

		Metals & Mining – 4.0%

105		Alcoa Inc.	5.400%	4/15/21	BBB–	111,193

45		Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	47,382

25		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	24,139

55		ArcelorMittal	6.750%	2/25/22	BB+	59,056

35		Century Aluminum Company, 144A	7.500%	6/01/21	B+	37,275

70		Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	54,250

25		Coeur d’Alene Mines Corporation, Convertible Bond	7.875%	2/01/21	B+	23,438

25		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	25,250

50		FMG Resources, 144A	8.250%	11/01/19	BB+	51,688

75		Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	73,286

65		Newmont Mining Corporation	3.500%	3/15/22	BBB	60,268

35		Teck Resources Limited	6.250%	7/15/41	BBB	35,572

25		Vale Overseas Limited	6.875%	11/10/39	A–	28,383

Nuveen Investments	33

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Metals & Mining (continued)

$80		Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	$83,180

100		Yamana Gold Inc., 144A	4.950%	7/15/24	Baa3	99,547
		Total Metals & Mining				813,907

		Oil, Gas & Consumable Fuels – 6.7%

50		Amerada Hess Corporation	7.125%	3/15/33	BBB	66,755

50		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	61,156

80		Apache Corporation	4.250%	1/15/44	A–	74,131

15	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	13,527

25		Atlas Pipeline LP Finance	5.875%	8/01/23	B+	24,438

25		Bill Barrett Corporation	7.000%	10/15/22	B2	24,813

25		Calumet Specialty Products	7.625%	1/15/22	B+	25,375

30		Cenovus Energy Inc.	3.800%	9/15/23	BBB+	30,645

200		CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	202,702

5		Concho Resources Inc.	5.500%	10/01/22	BB+	5,150

30		Key Energy Services Inc.	6.750%	3/01/21	BB–	28,875

20		Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	19,525

25		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	24,938

20	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	18,885

100		Petrobras Global Finance BV	6.250%	3/17/24	Baa1	104,763

25		Petrobras International Finance Company	5.375%	1/27/21	Baa1	25,271

50		Petrobras International Finance Company	6.875%	1/20/40	Baa1	51,642

25		Sandridge Energy Inc.	8.125%	10/15/22	B2	24,969

200		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	AA–	201,170

200		Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	192,844

85		Transocean Inc.	3.800%	10/15/22	BBB–	78,012

50		Western Refining Inc.	6.250%	4/01/21	B+	50,000
		Total Oil, Gas & Consumable Fuels				1,349,586

		Paper & Forest Products – 0.8%

25		Domtar Corporation	4.400%	4/01/22	BBB–	25,455

80		Domtar Corporation	6.750%	2/15/44	BBB–	87,193

50		Resolute Forest Products	5.875%	5/15/23	BB–	46,219
		Total Paper & Forest Products				158,867

		Personal Products – 0.2%

30		International Paper Company	8.700%	6/15/38	BBB	44,184

		Real Estate Investment Trust – 1.6%

70		American Tower Company	5.000%	2/15/24	BBB	73,369

50		ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	4.600%	2/06/24	BBB–	50,901

75		Digital Realty Trust Inc.	3.625%	10/01/22	BBB	72,059

34	Nuveen Investments

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$80	HCP Inc.	3.750%	2/01/19	BBB+	$84,263

15	Prologis Inc.	6.875%	3/15/20	BBB+	17,726

20	Simon Property Group, L.P.	5.650%	2/01/20	A	23,017
	Total Real Estate Investment Trust				321,335

	Road & Rail – 0.2%

30	Hertz Corporation	7.375%	1/15/21	B	31,650

	Software – 0.5%

25	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	24,000

75	Computer Sciences Corporation	4.450%	9/15/22	BBB+	75,938
	Total Software				99,938

	Specialty Retail – 0.3%

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	34,020

25	The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	25,250
	Total Specialty Retail				59,270

	Tobacco – 0.6%

100	Altria Group Inc.	2.850%	8/09/22	BBB+	95,782

30	Reynolds American Inc.	3.250%	11/01/22	Baa2	28,947
	Total Tobacco				124,729

	Trading Companies & Distributors – 0.5%

100	United Rentals North America Inc.	7.375%	5/15/20	BB–	106,250

	Transportation Infrastructure – 0.2%

35	Asciano Finance, 144A	5.000%	4/07/18	Baa2	37,706

	Wireless Telecommunication Services – 3.1%

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	155,097

200	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	199,514

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	199,500

50	Sprint Corporation, 144A	7.250%	9/15/21	BB–	52,063

28	Viacom Inc.	4.375%	3/15/43	BBB+	25,780
	Total Wireless Telecommunication Services				631,954
	Total Corporate Bonds (cost $9,468,183)				9,637,068

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.9%

	Banks – 0.8%

$155	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	$162,828

Nuveen Investments	35

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity		Ratings (2)	Value

		Real Estate Investment Trust – 0.1%

$20		Boston Properties Limited Partnership	4.125%	5/15/21		A–	$21,170
$175		Total Convertible Bonds (cost $176,417)					183,998

Principal Amount (000) (3)		Description (1)	Coupon	Maturity		Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 3.2%

		Banks – 1.2%

$200		Barclays PLC	8.250%	N/A	(4)	BB+	$205,250

35		Fifth Third Bancorp.	5.100%	N/A	(4)	BB+	32,988
		Total Banks					238,238

		Capital Markets – 0.9%

100	EUR	Baggot Securities Limited, 144A	10.240%	N/A	(4)	NA	133,883

75		Goldman Sachs Capital II	4.000%	N/A	(4)	BB+	57,038
		Total Capital Markets					190,921

		Diversified Financial Services – 0.2%

30		Rabobank Nederland, 144A	11.000%	N/A	(4)	Baa1	39,675

		Electric Utilities – 0.5%

100		Electricite de France, 144A	5.250%	N/A	(4)	A3	101,625

		Insurance – 0.4%

25		Genworth Financial Inc.	6.150%	11/15/66		Ba1	22,000

50		Prudential Financial Inc.	5.200%	3/15/44		BBB+	50,343
		Total Insurance					72,343
		Total $1,000 Par (or similar) Institutional Preferred (cost $663,802)					642,802

Principal Amount (000)		Description (1)	Coupon	Maturity		Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.9%

$70		Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	6/25/46		Caa3	$58,214

71		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47		Caa1	68,932

40		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35		Caa1	37,337

145		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA		Aaa	156,441

630		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA		Aaa	663,902

40		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.483%	5/25/45		Aaa	40,039

159		Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.883%	10/15/54		AAA	160,393
$1,155		Total Asset-Backed and Mortgage-Backed Securities (cost $1,186,894)					1,185,258

36	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 37.8%

		Australia – 1.5%

$325	AUD	Australian Government	4.250%	7/21/17	Aaa	$296,312

		Bermuda – 0.5%

100		Bermuda Government, 144A	5.603%	7/20/20	AA–	109,500

		Brazil – 1.1%

600	BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	212,369

		Canada – 0.7%

150	CAD	Province of Ontario	4.200%	3/08/18	Aa2	145,127

		Costa Rica – 1.0%

200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	201,000

		Germany – 5.1%

270	EUR	Bundesobligation	1.750%	2/15/24	Aaa	368,248

450	EUR	Deutschland Republic	2.500%	8/15/46	Aaa	653,060
		Total Germany				1,021,308

		Greece – 0.7%

120	EUR	Hellenic Republic	4.750%	4/17/19	B	150,132

		Indonesia – 1.2%

100		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	109,625

100	EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	127,568
		Total Indonesia				237,193

		Malaysia – 1.5%

1,000	MYR	Republic of Malaysia	3.172%	7/15/16	A	304,018

		Mexico – 10.4%

4,750	MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A	385,263

9,000	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	665,598

8,650	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	729,453

3,825	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	311,992
		Total Mexico				2,092,306

		Norway – 0.9%

1,100	NOK	Norwegian Government Bond	3.750%	5/25/21	AAA	190,086

		Poland – 5.2%

850	PLN	Republic of Poland	2.500%	7/25/18	A	259,066

600	PLN	Republic of Poland	3.250%	7/25/19	A	188,434

500	PLN	Republic of Poland	5.750%	9/23/22	A	181,601

1,300	PLN	Republic of Poland	4.000%	10/25/23	A	423,862
		Total Poland				1,052,963

Nuveen Investments	37

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Romania – 0.6%

$100		Republic of Romania, 144A	6.125%	1/22/44	BBB-	$114,909

		South Africa – 4.4%

3,800	ZAR	Republic of South Africa	7.250%	1/15/20	BBB+	329,368

4,900	ZAR	Republic of South Africa	6.750%	3/31/21	Baa1	409,193

1,500	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	154,715
		Total South Africa				893,276

		Sweden – 0.8%

1,000	SEK	Republic of Sweden	3.500%	6/01/22	AAA	162,120

		United Kingdom – 2.2%

250	GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	443,474
		Total Sovereign Debt (cost $8,054,831)				7,626,093
		Total Long-Term Investments (cost $19,906,314)				19,672,496

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 4.5%

$917		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $917,024, collateralized by $940,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $937,650	0.000%	10/01/14		$917,024
		Total Short-Term Investments (cost $917,024)				917,024
		Total Investments (cost $20,823,338) – 102.0%				20,589,520
		Other Assets Less Liabilities – (2.0)% (5)				(413,034)
		Net Assets – 100%				$20,176,486

Investments in Derivatives as of September 30, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Bank of America	Brazilian Real	1,100,000	U.S. Dollar	489,019	10/02/14	$39,627
Bank of America	Brazilian Real	1,200,000	U.S. Dollar	533,452	10/02/14	43,206
Bank of America	Brazilian Real	1,390,000	U.S. Dollar	617,229	10/02/14	49,361
Bank of America	Brazilian Real	1,920,000	U.S. Dollar	798,480	10/02/14	14,086
Barclays	Polish Zloty	1,575,000	U.S. Dollar	495,517	10/29/14	20,473
Barclays	U.S. Dollar	15,072	Polish Zloty	50,000	10/29/14	9
BNP Paribas	South Korean Won	1,000,000,000	U.S. Dollar	979,504	10/06/14	32,355
BNP Paribas	South Korean Won	1,000,000,000	U.S. Dollar	946,387	10/29/14	2,067
BNP Paribas	South Korean Won	1,000,000,000	U.S. Dollar	946,387	10/29/14	2,067
BNP Paribas	U.S. Dollar	947,418	South Korean Won	1,000,000,000	10/06/14	(269)
BNP Paribas	U.S. Dollar	947,418	South Korean Won	1,000,000,000	10/06/14	(269)
Citibank N.A.	Australian Dollar	350,000	U.S. Dollar	323,779	10/29/14	17,921
Citibank N.A.	British Pound Sterling	380,000	U.S. Dollar	618,784	10/31/14	2,902
Citibank N.A.	Canadian Dollar	1,100,000	U.S. Dollar	1,008,684	10/08/14	26,661
Citibank N.A.	Canadian Dollar	1,100,000	U.S. Dollar	1,000,300	10/08/14	18,277
Citibank N.A.	Euro	260,000	U.S. Dollar	328,177	10/29/14	(273)
Citibank N.A.	Mexican Peso	3,870,000	U.S. Dollar	295,010	10/17/14	7,161

38	Nuveen Investments

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (5)
Citibank N.A.	Swedish Krona	1,090,000	U.S. Dollar	158,023	10/29/14	$6,987
Citibank N.A.	U.S. Dollar	986,768	Canadian Dollar	1,100,000	10/08/14	(4,745)
Citibank N.A.	U.S. Dollar	292,344	Euro	230,000	10/29/14	(1,792)
Citibank N.A.	U.S. Dollar	266,099	Euro	207,400	10/29/14	(4,097)
Citibank N.A.	U.S. Dollar	324,667	Australian Dollar	350,000	10/29/14	(18,809)
Citibank N.A.	U.S. Dollar	431,576	British Pound Sterling	268,000	10/31/14	2,782
Citibank N.A.	U.S. Dollar	841,025	British Pound Sterling	500,000	10/31/14	(30,654)
Citibank N.A.	U.S. Dollar	1,008,096	British Pound Sterling	600,000	10/31/14	(35,651)
Credit Suisse	Brazilian Real	515,000	U.S. Dollar	209,528	11/04/14	992
Credit Suisse	Malaysian Ringgit	1,600,000	U.S. Dollar	502,276	10/14/14	15,116
Credit Suisse	Mexican Peso	13,500,000	U.S. Dollar	998,410	10/29/14	(4,874)
Credit Suisse	Norwegian Krone	1,217,000	U.S. Dollar	196,989	10/29/14	7,744
Credit Suisse	U.S. Dollar	211,412	Brazilian Real	515,000	10/02/14	(1,015)
Credit Suisse	U.S. Dollar	819,612	Brazilian Real	1,900,000	10/02/14	(43,389)
Credit Suisse	U.S. Dollar	682,698	Malaysian Ringgit	2,186,000	10/14/14	(17,116)
Credit Suisse	U.S. Dollar	467,286	Mexican Peso	6,217,000	10/29/14	(5,255)
Goldman Sachs	U.S. Dollar	307,083	British Pound Sterling	188,000	10/29/14	(2,378)
Goldman Sachs	U.S. Dollar	587,228	Indian Rupee	36,000,000	10/29/14	(8,492)
JPMorgan	Indonesian Rupiah	4,600,000,000	U.S. Dollar	381,268	10/22/14	6,542
JPMorgan	South African Rand	10,360,000	U.S. Dollar	956,779	10/29/14	42,610
JPMorgan	South African Rand	5,600,000	U.S. Dollar	496,981	10/29/14	2,835
JPMorgan	U.S. Dollar	389,434	Indonesian Rupiah	4,600,000,000	10/22/14	(14,708)
JPMorgan	U.S. Dollar	14,555	South African Rand	165,000	10/29/14	5
JPMorgan	U.S. Dollar	406,247	South African Rand	4,500,000	10/29/14	(9,166)
JPMorgan	U.S. Dollar	630,597	South African Rand	7,000,000	10/29/14	(12,915)
Morgan Stanley	Canadian Dollar	290,000	U.S. Dollar	261,323	10/29/14	2,556
Nomura International	U.S. Dollar	1,390,764	Brazilian Real	3,195,000	10/02/14	(85,483)
						$62,992

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs*	Markit CDX NA HY22 Index	Sell	3.53%	$198,000	5.000%	6/20/19	$17,398	$5,483
*	Citigroup is the clearing house for this transaction.

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (5)
JPMorgan	$200,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/23	$6,037
Morgan Stanley	1,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/23	31,043
	$1,200,000						$37,080

Nuveen Investments	39

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Future Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value (Local Currency)		Notional Amount at Value (Base Currency)*	Unrealized Appreciation (Depreciation) (U.S. Dollars)
90-Day Eurodollar	Short	(18)	6/16	(4,425,075	) USD	$(4,425,075)	$4,968
Euro-Bund	Long	3	12/14	449,100	EUR	567,236	5,052
U.S. Treasury 5-Year Note	Short	(11)	12/14	(1,300,836	) USD	(1,300,836)	3,683
U.S. Treasury 10-Year Note	Short	(7)	12/14	(872,484	) USD	(872,484)	7,249
U.S. Treasury Long Bond	Short	(2)	12/14	(275,813	) USD	(275,813)	3,364
U.S. Treasury Ultra Long Bond	Short	(3)	12/14	(457,500	) USD	(457,500)	6,673
						$(6,764,472)	$30,989
*	Total aggregate Notional Amount at Value of long and short positions were $567,236 and $(7,331,708), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$85,988	$—	$—	$85,988
$25 Par (or similar) Retail Preferred	311,289	—	—	311,289
Corporate Bonds	—	9,637,068	—	9,637,068
Convertible Bonds	—	183,998	—	183,998
$1,000 Par (or similar) Institutional Preferred	—	642,802	—	642,802
Asset-Backed and Mortgage-Backed Securities	—	1,185,258	—	1,185,258
Sovereign Debt	—	7,626,093	—	7,626,093
Short-Term Investments:
Repurchase Agreements	—	917,024	—	917,024
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	62,992	—	62,992
Credit Default Swaps	—	5,483	—	5,483
Interest Rate Swaps*	—	37,080	—	37,080
Futures Contracts	30,989	—	—	30,989
Total	$428,266	$20,297,798	$—	$20,726,064
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

40	Nuveen Investments

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $20,823,338.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$411,893
Depreciation	(645,711)
Net unrealized appreciation (depreciation) of investments	$(233,818)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(6)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

N/A	Not applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	41

Nuveen U.S. Infrastructure Income Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	CORPORATE BONDS – 34.6%

	Commercial Services & Supplies – 2.9%

$65	ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$67,763

66	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	66,165

69	Covanta Holding Corporation	5.875%	3/01/24	Ba3	69,000
200	Total Commercial Services & Supplies				202,928

	Diversified Telecommunication Services – 4.0%

65	CyrusOne LP Finance	6.375%	11/15/22	B+	67,925

65	IntelSat Jackson Holdings	6.625%	12/15/22	B–	65,650

75	Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	73,500

80	SBA Communications Corporation, 144A	4.875%	7/15/22	B	76,800
285	Total Diversified Telecommunication Services				283,875

	Electric Utilities – 5.6%

65	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	66,987

95	Mississippi Power Company	4.250%	3/15/42	A	93,273

100	Northern States Power Company	2.600%	5/15/23	Aa3	96,039

70	PPL Capital Funding Inc.	3.500%	12/01/22	BBB	70,454

70	Progress Energy, Inc.	3.150%	4/01/22	Baa1	70,243
400	Total Electric Utilities				396,996

	Gas Utilities – 0.9%

70	Suburban Propane Partners LP	5.500%	6/01/24	BB–	66,850

	Health Care Equipment & Supplies – 1.0%

65	Tenet Healthcare Corporation	6.750%	2/01/20	B3	67,763

	Health Care Providers & Services – 2.8%

65	Community Health Systems, Inc.	6.875%	2/01/22	B	67,600

65	Kindred Healthcare Inc., 144A	6.375%	4/15/22	B–	63,375

66	Select Medical Corporation	6.375%	6/01/21	B–	66,000
196	Total Health Care Providers & Services				196,975

	Internet Software & Services – 0.9%

68	Equinix Inc.	5.375%	4/01/23	BB	67,320

	Oil, Gas & Consumable Fuels – 9.4%

68	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	66,470

90	Berkshire Hathaway Energy Company	3.750%	11/15/23	A3	92,323

66	Calumet Specialty Products	7.625%	1/15/22	B+	66,990

70	Enterprise Products Operating Group LLP	3.350%	3/15/23	BBB+	68,895

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$70	Hiland Partners LP/ Hiland Partners Finance Corp., 144A	5.500%	5/15/22	B	$68,075

70	Kinder Morgan Energy Partners LP	3.500%	9/01/23	BBB	66,473

66	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	65,835

100	Southeast Supply Header LLC, 144A	4.250%	6/15/24	BBB–	101,969

75	Western Refining Inc.	6.250%	4/01/21	B+	75,000
675	Total Oil, Gas & Consumable Fuels				672,030

	Real Estate Investment Trust – 2.3%

100	American Tower Company	5.000%	2/15/24	BBB	104,812

60	Geo Group Inc.	5.875%	1/15/22	Ba3	60,600
160	Total Real Estate Investment Trust				165,412

	Road & Rail – 4.8%

95	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	92,323

90	Norfolk Southern Corporation	3.850%	1/15/24	BBB+	93,071

85	Union Pacific Corporation	4.750%	12/15/43	A	91,351

68	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	68,340
338	Total Road & Rail				345,085
$2,457	Total Corporate Bonds (cost $2,513,196)				2,465,234

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 63.8%

	Arizona – 3.7%

$65	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A, 5.269%, 7/01/34		No Opt. Call	AA+	$71,586

65	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Build America Bonds, Series 2010A, 4.839%, 1/01/41		No Opt. Call	Aa1	72,841

100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/28		No Opt. Call	A–	117,574
230	Total Arizona				262,001

	California – 14.3%

250	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured		No Opt. Call	BBB+	89,260

100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49		No Opt. Call	AA	134,467

100	California State, Various Purpose General Obligation Bonds, Build America Federally Taxable Bonds, Series 2009, 7.550%, 4/01/39		No Opt. Call	Aa3	146,453

50	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010, 6.600%, 8/01/42		No Opt. Call	Aa1	67,953

75	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39		No Opt. Call	AA–	93,136

Nuveen Investments	43

Nuveen U.S. Infrastructure Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	California (continued)

$100	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable – Direct Payment – Build America Bonds, Series 2010A, 5.716%, 7/01/39	No Opt. Call	AA–	$122,672

95	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Federally Taxable Build America Bonds, Series 2010W, 6.156%, 5/15/36	No Opt. Call	AA–	117,295

100	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Build America Taxable Bonds, Series 2010E, 6.000%, 11/01/40	No Opt. Call	AA–	124,703

100	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R, 5.770%, 5/15/43	No Opt. Call	AA	121,791
970	Total California			1,017,730

	Colorado – 0.5%

100	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	AA–	36,363

	Illinois – 10.7%

65	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009, 5.720%, 12/01/38	No Opt. Call	AAA	76,443

35	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	40,006

100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien, Build America Taxable Bond Series 2010B, 6.845%, 1/01/38	1/20 at 100.00	A2	112,099

110	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	AA	130,760

100	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D, 6.229%, 11/15/34	No Opt. Call	AA	111,904

100	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-1, 6.630%, 2/01/35	No Opt. Call	A–	108,955

50	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34	No Opt. Call	AA–	62,279

100	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	119,495
660	Total Illinois			761,941

	Louisiana – 1.6%

100	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.087%, 2/01/45	2/20 at 100.00	AA	111,585

	Missouri – 1.0%

60	Missouri Joint Municipal Electric Utility Commission, Plum Point Project Revenue Bonds, Build America Taxable Bonds – Direct Payment, Series 2009A, 7.730%, 1/01/39	No Opt. Call	A–	72,991

	New Jersey – 4.7%

50	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	52,511

25	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39	6/19 at 100.00	A2	28,198

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	New Jersey (continued)

$100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28	12/20 at 100.00	A2	$111,896

100	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	139,087
275	Total New Jersey			331,692

	New York – 7.0%

100	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010A-2, 6.089%, 11/15/40	No Opt. Call	AA	127,211

100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2010B-1, 6.648%, 11/15/39	No Opt. Call	AA–	132,956

100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40	No Opt. Call	Aa2	128,969

100	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-First Series 2014, 4.960%, 8/01/46	No Opt. Call	AA–	109,935
400	Total New York			499,071

	Ohio – 4.0%

100	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally Taxable Build America Bonds, Series 2009B, 6.449%, 2/15/44	No Opt. Call	A	125,055

100	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	103,310

50	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C, 4.910%, 6/01/40	No Opt. Call	Aa1	56,952
250	Total Ohio			285,317

	Oregon – 1.7%

100	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.834%, 11/15/34	No Opt. Call	AA+	122,745

	Pennsylvania – 2.9%

100	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A+	120,287

70	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A+	86,552
170	Total Pennsylvania			206,839

	Tennessee – 1.8%

100	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43	No Opt. Call	Aa3	128,676

	Texas – 5.4%

75	Dalllas County Hospital District, Texas, General Obligation Limited Tax Bonds, Build America Taxable Bonds, Series 2009C, 5.621%, 8/15/44	No Opt. Call	AA+	91,228

60	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/14 at 100.00	AA–	60,033

Nuveen Investments	45

Nuveen U.S. Infrastructure Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value

	Texas (continued)

$100	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds, Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa3	$119,213

95	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.500%, 6/30/33	6/20 at 100.00	Baa3	118,128
330	Total Texas			388,602

	Virginia – 3.2%

100	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	135,568

80	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Build America Taxable Bonds, Series 2010A-2, 5.350%, 5/15/35	No Opt. Call	AA+	92,735
180	Total Virginia			228,303

	Washington – 1.3%

75	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Build America Taxable Bonds, Series 2009S-2T, 5.491%, 11/01/39	No Opt. Call	AAA	90,071
$4,000	Total Municipal Bonds (cost $4,447,021)			4,543,927
	Total Long-Term Investments (cost $6,960,217) – 98.4%			7,009,161
	Other Assets Less Liabilities – 1.6%			115,951
	Net Assets – 100%			$7,125,112

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury Long Bond	Short	(11)	12/14	$(1,516,969)	$15,099

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

46	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$2,465,234	$—	$2,465,234
Municipal Bonds	—	4,543,927	—	4,543,927
Investments in Derivatives:
Futures Contracts	15,099	—	—	15,099
Total	$15,099	$7,009,161	$—	$7,024,260

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $6,968,529.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$102,810
Depreciation	(62,178)
Net unrealized appreciation (depreciation) of investments	$40,632

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

Nuveen Investments	47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014